Income and expenses - Disaggregated revenue information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Total segments
Disclosure of geographical areas [abstract]
United States of America (USA)	€ 56,235	€ 42,183
Americas other than USA	3,395	1,698
Europe (without Belgium) & Africa	109,867	110,951
Belgium	7,856	9,343
Asia Pacific	19,265	20,407
Total revenue from contracts with customers	196,618	184,582
Type of goods or services [abstract]
Software revenue (non-medical)	41,654	37,374
Software revenue (medical)	19,407	17,045
Medical devices and services	41,401	35,207
Complex metal parts production (ACTech)		43,438
Manufacturing	94,156
Other	0	0
Total revenue from contracts with customers	196,618	184,582
Timing of revenue recognition [abstract]
Goods/Services transferred at point in time	155,908	150,622
Goods/Services transferred over time	40,710	33,960
Total revenue from contracts with customers	196,618	184,582
Materialise Software [Member]
Disclosure of geographical areas [abstract]
United States of America (USA)	11,188	8,804
Americas other than USA	487	193
Europe (without Belgium) & Africa	18,767	17,026
Belgium	183	155
Asia Pacific	11,029	11,196
Total revenue from contracts with customers	41,654	37,374
Type of goods or services [abstract]
Software revenue (non-medical)	41,654	37,374
Software revenue (medical)	0	0
Medical devices and services	0	0
Complex metal parts production (ACTech)		0
Manufacturing	0
Other	0	0
Total revenue from contracts with customers	41,654	37,374
Timing of revenue recognition [abstract]
Goods/Services transferred at point in time	21,190	20,326
Goods/Services transferred over time	20,464	17,048
Total revenue from contracts with customers	41,654	37,374
Materialise Medical [Member]
Disclosure of geographical areas [abstract]
United States of America (USA)	29,100	23,940
Americas other than USA	2,071	1,404
Europe (without Belgium) & Africa	21,356	19,073
Belgium	2,101	1,824
Asia Pacific	6,180	6,011
Total revenue from contracts with customers	60,808	52,252
Type of goods or services [abstract]
Software revenue (non-medical)	0	0
Software revenue (medical)	19,407	17,045
Medical devices and services	41,401	35,207
Complex metal parts production (ACTech)		0
Manufacturing	0
Other	0	0
Total revenue from contracts with customers	60,808	52,252
Timing of revenue recognition [abstract]
Goods/Services transferred at point in time	45,730	39,682
Goods/Services transferred over time	15,078	12,570
Total revenue from contracts with customers	60,808	52,252
Materialise Manufacturing [Member]
Disclosure of geographical areas [abstract]
United States of America (USA)	15,947	9,439
Americas other than USA	837	101
Europe (without Belgium) & Africa	69,744	74,852
Belgium	5,572	7,364
Asia Pacific	2,056	3,200
Total revenue from contracts with customers	94,156	94,956
Type of goods or services [abstract]
Software revenue (non-medical)	0	0
Software revenue (medical)	0	0
Medical devices and services	0	0
Complex metal parts production (ACTech)		43,438
Manufacturing	94,156
Other	0	0
Total revenue from contracts with customers	94,156	94,956
Timing of revenue recognition [abstract]
Goods/Services transferred at point in time	88,988	90,614
Goods/Services transferred over time	5,168	4,342
Total revenue from contracts with customers	94,156	94,956
Unallocated amounts [Member]
Disclosure of geographical areas [abstract]
United States of America (USA)	0	34
Americas other than USA	0	2
Europe (without Belgium) & Africa	0	77
Belgium	61	7
Asia Pacific	0	19
Total revenue from contracts with customers	61	139
Type of goods or services [abstract]
Software revenue (non-medical)	0	0
Software revenue (medical)	0	0
Medical devices and services	0	0
Complex metal parts production (ACTech)		0
Manufacturing	0
Other	61	139
Total revenue from contracts with customers	61	139
Timing of revenue recognition [abstract]
Goods/Services transferred at point in time	61	139
Goods/Services transferred over time	0	0
Total revenue from contracts with customers	61	139
Consolidated Segments [Member]
Disclosure of geographical areas [abstract]
United States of America (USA)	56,235	42,217
Americas other than USA	3,395	1,700
Europe (without Belgium) & Africa	109,867	111,028
Belgium	7,917	9,350
Asia Pacific	19,265	20,426
Total revenue from contracts with customers	196,679	184,721
Type of goods or services [abstract]
Software revenue (non-medical)	41,654	37,374
Software revenue (medical)	19,407	17,045
Medical devices and services	41,401	35,207
Complex metal parts production (ACTech)		43,438
Manufacturing	94,156
Other	61	139
Total revenue from contracts with customers	196,679	184,721
Timing of revenue recognition [abstract]
Goods/Services transferred at point in time	155,969	150,761
Goods/Services transferred over time	40,710	33,960
Total revenue from contracts with customers	€ 196,679	€ 184,721